ACCOUNTING POLICIES AND ESTIMATES (Details)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Percentage owned		99.90%
Qpagos Corporation [Member]
Percentage owned	100.00%	100.00%
Country	USA
Disposed of	Dec. 31, 2019
Innovative Payment Solutions, Inc. [Member]
Country	USA
Redpag Electrónicos, S.A.P.I. de C.V [Member]
Percentage owned	99.99%
Country	Mexico
Disposed of	Dec. 31, 2019
Qpagos, S.A.P.I de C.V. [Member]
Percentage owned	99.996%
Country	Mexico
Disposed of	Dec. 31, 2019